Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2018
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Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet

Set out in the following tables are the fair values of financial instruments not carried at fair value on our Consolidated Balance Sheet.

(Canadian $ in millions)					2018
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Amortized cost	6,485	6,288	429	5,795	64

Loans (1)
Residential mortgages	119,544	118,609	–	118,609	–
Consumer instalment and other personal	62,687	62,618	–	62,618	–
Credit cards	8,099	8,099	–	8,099	–
Business and government (2)	192,225	191,989	–	191,989	–
	382,555	381,315	–	381,315	–

Deposits (3)	506,742	506,581	–	506,581	–
Securitization and structured entities’ liabilities	25,051	24,838	–	24,838	–
Subordinated debt	6,782	6,834	–	6,834	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $1,450 million of loans classified as FVTPL upon adoption of IFRS 9 (refer to Note 28).
(3)	Excludes $15,309 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(Canadian $ in millions)					2017
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities
Held to maturity	9,094	9,096	2,522	6,574	–

Loans (1)
Residential mortgages	115,165	114,821	–	114,821	–
Consumer instalment and other personal	61,465	61,470	–	61,470	–
Credit cards	7,828	7,828	–	7,828	–
Business and government	174,084	174,105	–	174,105	–
	358,542	358,224	–	358,224	–

Deposits (2)	466,118	466,441	–	466,441	–
Securitization and structured entities’ liabilities	23,054	23,148	–	23,148	–
Subordinated debt	5,029	5,255	–	5,255	–

(1)	Carrying value of loans is net of allowance.
(2)	Excludes $13,674 million of structured note liabilities designated at FVTPL and accounted for at fair value.

This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Recurring Fair Value Measurement of Assets and Liabilities

The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

Classified under IFRS 9

(Canadian $ in millions)	2018
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	9,107	1,213	–	10,320
Canadian provincial and municipal governments	4,013	4,689	–	8,702
U.S. federal government	9,465	52	–	9,517
U.S. states, municipalities and agencies	78	1,138	–	1,216
Other governments	1,210	201	–	1,411
NHA MBS and U.S. agency MBS and CMO	60	8,869	255	9,184
Corporate debt	2,973	6,218	7	9,198
Loans	–	199	–	199
Corporate equity	49,946	4	–	49,950
	76,852	22,583	262	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	328	103	–	431
Canadian provincial and municipal governments	219	727	–	946
U.S. federal government	69	–	–	69
NHA MBS and U.S. agency MBS and CMO	–	7	–	7
Corporate debt	178	6,643	–	6,821
Corporate equity	1,378	134	1,825	3,337
	2,172	7,614	1,825	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	11,978	827	–	12,805
Canadian provincial and municipal governments	3,315	3,547	–	6,862
U.S. federal government	16,823	–	–	16,823
U.S. states, municipalities and agencies	14	3,640	1	3,655
Other governments	3,143	1,647	–	4,790
NHA MBS and U.S. agency MBS and CMO	–	13,687	–	13,687
Corporate debt	1,959	1,797	–	3,756
Corporate equity	–	–	62	62
	37,232	25,145	63	62,440
Business and Government Loans	–	–	1,450	1,450
Fair Value Liabilities
Securities sold but not yet purchased	26,336	2,468	–	28,804
Structured note liabilities and other note liabilities	–	15,309	–	15,309
Annuity liabilities	–	800	–	800
	26,336	18,577	–	44,913
Derivative Assets
Interest rate contracts	18	8,959	–	8,977
Foreign exchange contracts	16	12,983	–	12,999
Commodity contracts	166	1,894	–	2,060
Equity contracts	286	1,872	–	2,158
Credit default swaps	–	10	–	10
	486	25,718	–	26,204
Derivative Liabilities
Interest rate contracts	14	8,620	–	8,634
Foreign exchange contracts	2	11,852	–	11,854
Commodity contracts	295	1,161	–	1,456
Equity contracts	246	2,183	1	2,430
Credit default swaps	–	36	1	37
	557	23,852	2	24,411

Classified under IAS 39

(Canadian $ in millions)	2017
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	8,712	2,115	–	10,827
Canadian provincial and municipal governments	3,177	4,150	–	7,327
U.S. federal government	9,417	56	–	9,473
U.S. states, municipalities and agencies	189	1,942	–	2,131
Other governments	630	193	–	823
NHA MBS, U.S. agency MBS and CMO	–	931	–	931
Corporate debt	1,485	10,278	–	11,763
Loans	3	150	–	153
Corporate equity	55,640	1	–	55,641
	79,253	19,816	–	99,069
Available-for-Sale Securities
Issued or guaranteed by:
Canadian federal government	8,283	897	–	9,180
Canadian provincial and municipal governments	920	2,707	–	3,627
U.S. federal government	14,269	–	–	14,269
U.S. states, municipalities and agencies	18	4,077	1	4,096
Other governments	2,290	1,268	–	3,558
NHA MBS, U.S. agency MBS and CMO	–	13,216	–	13,216
Corporate debt	1,551	2,972	2	4,525
Corporate equity	37	126	1,441	1,604
	27,368	25,263	1,444	54,075
Other Securities	–	–	333	333
Fair Value Liabilities
Securities sold but not yet purchased	22,992	2,171	–	25,163
Structured note liabilities and other note liabilities	–	13,674	–	13,674
Annuity liabilities	–	749	–	749
	22,992	16,594	–	39,586
Derivative Assets
Interest rate contracts	4	9,223	–	9,227
Foreign exchange contracts	17	17,196	–	17,213
Commodity contracts	232	846	–	1,078
Equity contracts	93	1,333	–	1,426
Credit default swaps	–	7	–	7
	346	28,605	–	28,951
Derivative Liabilities
Interest rate contracts	7	8,309	–	8,316
Foreign exchange contracts	6	14,967	–	14,973
Commodity contracts	239	835	–	1,074
Equity contracts	166	3,220	–	3,386
Credit default swaps	–	55	–	55
	418	27,386	–	27,804

Significant Unobservable Inputs in Level 3 Instrument Valuations

The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

As at October 31, 2018 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Range of input values (1)		Change in fair value reasonably possible alternatives (2)
					Low	High
Private equity (3)	Corporate equity	1,825	Net Asset Value EV/EBITDA	Net Asset Value Multiple	na 6x	na 18x	na na
Loans	Business and government loans	1,450	Discounted cash flows	Discount margin	50 bps	175 bps	3

(1)

The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans.
(3)	Included in private equity is $889 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we hold to meet regulatory requirements.
na	– not applicable

Summary of Changes in Level 3 Instruments Carried At Fair Value

The tables below present a reconciliation of all changes in Level 3 financial instruments during the years ended October 31, 2018 and 2017, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

		Change in fair value
For the year ended October 31, 2018 (Canadian $ in millions)	Balance November 1, 2017	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2018	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	–	(1)	4	306	(54)	–	–	–	255	(5)
Corporate debt	–	–	–	7	–	–	–	–	7	–
Total trading securities	–	(1)	4	313	(54)	–	–	–	262	(5)
FVTPL Securities
Corporate debt (3)	73	–	(4)	5	–	–	–	(74)	–	–
Corporate equity (3)(4)	1,701	12	31	307	(161)	(2)	–	(63)	1,825	5
Total FVTPL securities	1,774	12	27	312	(161)	(2)	–	(137)	1,825	5
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	2	–	–	–	–	(2)	–	–	–	na
Corporate equity	–	–	–	62	–	–	–	–	62	na
Total FVOCI securities	3	–	–	62	–	(2)	–	–	63	na
Business and Government Loans (5)	2,372	(2)	24	604	–	(1,548)	–	–	1,450	–
Derivative Liabilities
Equity contracts	–	–	–	–	–	–	1	–	1	–
Credit default swaps	–	–	–	–	–	–	1	–	1	–
Total derivative liabilities	–	–	–	–	–	–	2	–	2	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2018 are included in earnings for the year.
(3)	Includes $73 million of debt instruments and $260 million of equity instruments reclassified from other securities to FVTPL upon adoption of IFRS 9 (see Note 28).
(4)	Includes $1,441 million of equity instruments reclassified from available-for-sale to FVTPL upon adoption of IFRS 9 (see Note 28).
(5)	Business and government loans were reclassified from amortized cost to FVTPL upon adoption of IFRS 9 (see Note 28).

na – not applicable

		Change in fair value
For the year ended October 31, 2017 (Canadian $ in millions)	Balance October 31, 2016	Included in earnings	Included in other compre- hensive income (1)	Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2017	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
Corporate debt	91	1	1	–	–	(93)	–	–	–	–
Total trading securities	91	1	1	–	–	(93)	–	–	–	–
Available-for-Sale Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate debt	4	–	–	–	(1)	(1)	–	–	2	na
Corporate equity	1,456	(40)	(15)	190	(117)	–	–	(33)	1,441	na
Total available-for-sale securities	1,461	(40)	(15)	190	(118)	(1)	–	(33)	1,444	na
Other Securities	320	(9)	(7)	134	(102)	(3)	–	–	333	(8)

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2017 are included in earnings for the year.

na – not applicable

Summary Of Trading Revenue

Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2018	2017	2016
Interest rates	437	480	663
Foreign exchange	377	369	349
Equities	449	239	188
Commodities	63	84	66
Other	82	47	25
Total trading revenue	1,408	1,219	1,291
Reported as:
Net interest income (1)	(422)	(133)	99
Non-interest revenue – trading revenue	1,830	1,352	1,192
Total trading revenue	1,408	1,219	1,291

(1)	Amounts in brackets denote net interest expense.